Offerings	Feb. 12, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares Representing Preferred Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-265997
Carry Forward Initial Effective Date	Feb. 12, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 153,100.00
Offering Note	(a) An indeterminate number of or aggregate principal amount of the securities is being registered as may at various times be issued at indeterminate prices, with an aggregate public offering price not to exceed $1,000,000,000 or the equivalent thereof in one or more currencies or, if any debt securities are issued at any original issuance discount, such greater amount as shall result in net proceeds of $1,000,000,000 to the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, including under any anti-dilution provisions, or that are issued in units or represented by depositary shares. (b) Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the registrant elects to offer to the public fractional interests in preferred shares of beneficial interest registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and preferred shares of beneficial interest will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares. (c) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (d) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. (e) Pursuant to Rule 415(a)(6) under the Securities Act, the registrant is carrying forward to this registration statement the $1,000,000,000 of unsold securities, or the Unsold Securities, that have been previously registered on the registrant's registration statement on Form S-3 (File No. 333-265997), as amended, or the Prior Registration Statement, and the filing fees of $153,100 previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. No additional filing fee is due with respect to the Unsold Securities carried forward in this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement, if any. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.